Cover	Nov. 25, 2022
Cover [Abstract]
Entity Registrant Name	Insignia Systems, Inc/MN
Entity Central Index Key	0000875355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 25, 2022
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	41-1656308
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-13471
Entity Address Address Line 1	212 Third Avenue N
Entity Address Address Line 2	Suite 356
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55401
City Area Code	763
Local Phone Number	392-6200
Trading Symbol	ISIG
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, par value $0.01 per share